Going Concern (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Going Concern [Abstract]
Net loss		$ (13,065,903)	$ (5,980,776)	$ (6,618,209)
Cash used in operating activities		(5,894,330)	(6,223,797)	(4,892,650)
Accumulated deficit	[1]	(40,217,153)	(27,273,366)
Working capital deficit		20,392,779
Cash and restricted cash		$ 97,738	$ 1,984,374	$ 1,075,989	$ 84,640

[1]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization (defined below) related to the Business Combination (defined below) completed on June 27, 2025. (Note 1 and Note 15)